db-X EXCHANGE-TRADED FUNDS INC.

db X-trackers 2010 Target Date Fund

db X-trackers 2020 Target Date Fund

db X-trackers 2030 Target Date Fund

db X-trackers 2040 Target Date Fund

db X-trackers In-Target Date Fund

(each, a “Fund”)

Prospectus Supplement dated February 27, 2013 to the currently effective Prospectus dated September 28, 2012

The following information supersedes and replaces any contrary information contained in the Funds’ Prospectus.

Effective February 27, 2013, the Prospectus is revised as follows:

1.            (a)            With respect to the db X-trackers 2010 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses (1)	0.75%

Total Annual Fund Operating Expenses	1.40%

Fee Waivers and Expense Reimbursement(2)	(0.74)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.66%

(1)	This amount includes less than 0.01% in acquired fund fees and expenses from business development companies in which the Fund invested during the fiscal year ended May 31, 2012.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$370	$695	$1,616

***

            (b)             With respect to the db X-trackers 2020 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.51%

Acquired Fund Fees and Expenses(1)	0.01%

Total Annual Fund Operating Expenses	1.17%

Fee Waivers and Expense Reimbursement(2)	(0.51)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.66%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$321	$594	$1,375

***

            (c)            With respect to the db X-trackers 2030 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.53%

Acquired Fund Fees and Expenses(1)	0.02%

Total Annual Fund Operating Expenses	1.20%

Fee Waivers and Expense Reimbursement(2)	(0.53)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.67%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$68	$328	$609	$1,408

***

            (d)            With respect to the db X-trackers 2040 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.55%

Acquired Fund Fees and Expenses(1)	0.02%

Total Annual Fund Operating Expenses	1.22%

Fee Waivers and Expense Reimbursement(2)	(0.55)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.67%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$68	$333	$617	$1,429

***

            (e)            With respect to the db X-trackers In-Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.71%

Acquired Fund Fees and Expenses(1)	0.01%

Total Annual Fund Operating Expenses	1.37%

Fee Waivers and Expense Reimbursement(2)	(0.71)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.66%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$364	$682	$1,585